Leases (Details) - Schedule of the maturities of operating lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of The Maturities Of Operating Lease Liabilities [Abstract]
2023	$ 1,949
2024	1,855
2025	134
Total operating lease payments	3,938
Less: imputed interest	(503)
Present value of lease liabilities	$ 3,435